Schedule of Carrying Value of Trust Assets, Including Unrealized Gains or Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Investments held in Rabbi Trust at fair value	$ 8,908
Obligations under the supplemental plan	$ 32,508
Predecessor
Defined Benefit Plan Disclosure [Line Items]
Investments held in Rabbi Trust at fair value		$ 8,759
Obligations under the supplemental plan		$ 29,108